Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.8%
Agriculture - 4.4%
Altria Group, Inc.	23,991	$1,152,528
Archer-Daniels-Midland Co. (a)	18,088	1,080,215
Philip Morris International, Inc.	12,078	1,208,887
		3,441,630
Beverages - 8.9%
Brown-Forman Corp. - Class B (a)	15,799	1,120,465
Constellation Brands, Inc. - Class A	5,018	1,125,738
Molson Coors Brewing Co. - Class B (a) (b)	19,910	973,400
Monster Beverage Corp. (b)	12,768	1,204,278
PepsiCo, Inc.	8,083	1,268,627
The Coca-Cola Co.	21,257	1,212,286
		6,904,794
Biotechnology - 7.1%
Amgen, Inc.	2,401	579,938
Biogen, Inc. (b)	1,491	487,154
Bio-Rad Laboratories, Inc. - Class A (b)	986	729,157
Gilead Sciences, Inc.	8,598	587,157
Illumina, Inc. (b)	1,305	646,954
Incyte Corp. (b)	7,160	553,826
Moderna, Inc. (b)	1,900	671,840
Regeneron Pharmaceuticals, Inc. (b)	1,125	646,436
Vertex Pharmaceuticals, Inc. (b)	3,063	617,440
		5,519,902
Cosmetics/Personal Care - 4.8%
Colgate-Palmolive Co.	14,275	1,134,863
The Estee Lauder Cos., Inc.	3,976	1,327,308
The Procter & Gamble Co.	8,852	1,259,020
		3,721,191
Electronics - 2.5%
Agilent Technologies, Inc.	4,120	631,307
Mettler-Toledo International, Inc. (b)	446	657,275
Waters Corp. (b)	1,757	684,896
		1,973,478
Food - 20.3%
Campbell Soup Co.	25,890	1,131,911
Conagra Brands, Inc. (a)	31,980	1,071,010
General Mills, Inc.	19,082	1,123,167
Hormel Foods Corp. (a)	24,473	1,135,058
Kellogg Co. (a)	18,480	1,170,893
Lamb Weston Holdings, Inc.	14,261	952,207
McCormick & Co., Inc.	13,436	1,130,908
Mondelez International, Inc.	18,717	1,184,037
Sysco Corp.	14,960	1,110,032
The Hershey Co.	6,830	1,221,750
The JM Smucker Co. (a)	8,762	1,148,786
The Kraft Heinz Co. (a)	27,494	1,057,694
The Kroger Co. (a)	30,839	1,255,147
Tyson Foods, Inc. - Class A	15,430	1,102,628
		15,795,228
Healthcare-Products - 18.6%
Abbott Laboratories	5,380	650,872
ABIOMED, Inc. (b)	1,976	646,429
Align Technology, Inc. (b)	967	672,839
Baxter International, Inc.	7,104	549,494
Boston Scientific Corp. (b)	13,779	628,322
Danaher Corp.	2,394	712,191
DENTSPLY SIRONA, Inc.	9,017	595,483
Edwards Lifesciences Corp. (b)	5,913	663,852
Henry Schein, Inc. (b)	7,494	600,644
Hologic, Inc. (b)	9,328	699,973
IDEXX Laboratories, Inc. (b)	1,012	686,672
Intuitive Surgical, Inc. (b)	684	678,159
Medtronic PLC	4,777	627,268
PerkinElmer, Inc.	4,027	733,840
ResMed, Inc.	2,705	735,219
STERIS PLC (a)	3,007	655,376
Stryker Corp.	2,295	621,807
Teleflex, Inc. (a)	1,502	596,940
The Cooper Cos., Inc.	1,576	664,710
Thermo Fisher Scientific, Inc.	1,271	686,353
West Pharmaceutical Services, Inc.	1,712	704,882
Zimmer Biomet Holdings, Inc.	3,736	610,537
		14,421,862
Healthcare-Services - 9.7%
Anthem, Inc.	1,540	591,375
Catalent, Inc. (b)	5,422	649,610
Centene Corp. (b)	8,350	572,894
Charles River Laboratories International, Inc. (b)	1,684	685,253
DaVita, Inc. (b)	4,836	581,529
HCA Healthcare, Inc.	2,793	693,223
Humana, Inc.	1,411	600,888
IQVIA Holdings, Inc. (b)	2,429	601,663
Laboratory Corp. of American Holdings (a) (b)	2,313	684,995
Quest Diagnostics, Inc.	4,645	658,661
UnitedHealth Group, Inc.	1,486	612,559
Universal Health Services, Inc. - Class B	3,687	591,432
		7,524,082
Household Products/Wares - 4.8%
Church & Dwight Co., Inc. (a)	14,096	1,220,431
Kimberly-Clark Corp.	9,201	1,248,760
The Clorox Co. (a)	6,782	1,226,796
		3,695,987
Pharmaceuticals - 13.4%
AbbVie, Inc.	5,124	595,921
AmerisourceBergen Corp.	4,900	598,633
AstraZeneca PLC - ADR	1	34
Becton Dickinson and Co.	2,437	623,263
Bristol-Myers Squibb Co.	8,780	595,899
Cardinal Health, Inc.	9,969	591,959
Cigna Corp.	2,445	561,103
CVS Health Corp.	6,918	569,766
DexCom, Inc. (a) (b)	1,477	761,408
Eli Lilly & Co.	2,664	648,684
Johnson & Johnson	3,584	617,165
McKesson Corp.	3,024	616,382
Merck & Co., Inc.	7,752	595,896
Organon & Co. (b)	19,958	578,982
Perrigo Co. PLC	12,388	594,996
Pfizer, Inc. (a)	14,727	630,463
Viatris, Inc.	37,589	528,877
Zoetis, Inc.	3,245	657,762
		10,367,193
Retail - 4.6%
Costco Wholesale Corp. (a)	3,127	1,343,734
Walgreens Boots Alliance, Inc.	21,584	1,017,686
Walmart, Inc.	8,482	1,209,109
		3,570,529
Software - 0.7%
Cerner Corp.	7,275	584,837
TOTAL COMMON STOCKS (Cost $74,528,816)		77,520,713

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	45,381	45,381
TOTAL SHORT-TERM INVESTMENTS (Cost $45,381)		45,381

SHORT-TERM INVESTMENTS - 15.8%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	12,258,589	12,258,589
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,258,589)		12,258,589
Total Investments (Cost $86,832,786) - 115.7%		89,824,683
Liabilities in Excess of Other Assets - (15.7)%		(12,221,831)
TOTAL NET ASSETS - 100.0%		$77,602,852

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $12,035,180 or 15.5% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 77,520,713	$ -	$ -	$ -	$ 77,520,713
Short-Term Investments	45,381	-	-	-	45,381
Investments Purchased with Proceeds from Securities Lending	-	-	-	12,258,589	12,258,589
Total Investments in Securities	$ 77,566,094	$ -	$ -	$ 12,258,589	$ 89,824,683
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.